New Accounting Policies:	3 Months Ended
Mar. 31, 2013
New Accounting Policies:

Note 2.         New Accounting Policies:

In February 2013, the FASB issued Accounting Standards Update 2013-02 which contains requirements regarding the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update were effective for reporting periods beginning after December 15, 2012 and did not have a significant impact on the Company's financial statements.